JPMorgan Investor Funds

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust II)

Supplement dated March 30, 2006

to the Prospectuses dated November 1, 2005

Investor Conservative Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Conservative Growth Fund in the “Fund Summary” section of the Class A, Class B and Class C Share Prospectus replace the tables on pages 4 and 5 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sale Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.19%	.19%	.19%
Total Annual Fund Operating Expenses	.74%	1.24%	1.24%
Fee Waiver and/or Expense Reimbursement[3,4]	(.24)%	NONE	NONE
Net Expenses	.50%	1.24%	1.24%
Estimated Indirect Expenses of Underlying Funds[5]	.78%	.78%	.78%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.28%	2.02%	2.02%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement” for Class A Shares. Net expenses for Class B and Class C Shares were 1.07% after taking into account the waiver of shareholder servicing fees as of June 30, 2005.
[4]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006, and (ii) the Net Expenses (excluding interest, taxes and extraordinary expense and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

SUP-INV-306

Investor Conservative Growth Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$649	$705	$205	$305	$205
3 Years	958	934	634	634	634
5 Years	1,289	1,288	1,088	1,088	1,088
10 Years	2,223	2,220	2,220	2,348	2,348
[1]	Without contractual fee waivers, 1 year expenses would be as follows:

Class A	$672
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Investor Balanced Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Balanced Fund in the “Fund Summary” section of the Class A, Class B and Class C Share Prospectus replace the tables on pages 9 and 10 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sale Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.16%	.16%	.16%
Total Annual Fund Operating Expenses	.71%	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement[3,4]	(.21)%	NONE	NONE
Net Expenses	.50%	1.21%	1.21%
Estimated Indirect Expenses of Underlying Funds[5]	.85%	.85%	.85%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.35%	2.06%	2.06%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement” for Class A Shares. Net expenses for Class B and Class C Shares were 1.07% after taking into account the waiver of shareholder servicing fees as of June 30, 2005.
[4]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006, and (ii) the Net Expenses (excluding interest, taxes and extraordinary expense and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Balanced Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$655	$709	$209	$309	$209
3 Years	972	946	646	646	646
5 Years	1,312	1,308	1,108	1,108	1,108
10 Years	2,267	2,262	2,262	2,390	2,390
[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$675
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Investor Growth & Income Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Growth & Income Fund in the “Fund Summary” section of the Class A, Class B and Class C Share Prospectus replace the tables on pages 15 and 16 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sale Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.19%	.18%	.19%
Total Annual Fund Operating Expenses	.74%	1.23%	1.24%
Fee Waiver and/or Expense Reimbursement[3,4]	(.24)%	NONE	NONE
Net Expenses	.50%	1.23%	1.24%
Estimated Indirect Expenses of Underlying Funds[5]	.93%	.93%	.93%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.43%	2.16%	2.17%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement” for Class A Shares. Net expenses for Class B and Class C Shares were 1.07% after taking into account the waiver of shareholder servicing fees as of June 30, 2005.
[4]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006, and (ii) the Net Expenses (excluding interest, taxes and extraordinary expense and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth & Income Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$663	$719	$219	$320	$220
3 Years	1,002	976	676	679	679
5 Years	1,363	1,359	1,159	1,164	1,164
10 Years	2,378	2,369	2,369	2,503	2,503
[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$686
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Investor Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Growth Fund in the “Fund Summary” section of the Class A, Class B and Class C Share Prospectus replace the tables on pages 21 and 22 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sale Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.27%	.26%	.26%
Total Annual Fund Operating Expenses	.82%	1.31%	1.31%
Fee Waiver and/or Expense Reimbursement[3,4]	(.32)%	(.06)%	(.06)%
Net Expenses	.50%	1.25%	1.25%
Estimated Indirect Expenses of Underlying Funds[5]	.97%	.97%	.97%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.47%	2.22%	2.22%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement” for Class A Shares. Net expenses for Class B and Class C Shares were 1.07% after taking into account the waiver of shareholder servicing fees as of June 30, 2005.
[4]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006, and (ii) the Net Expenses (excluding interest, taxes and extraordinary expense and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$667	$725	$225	$325	$225
3 Years	1,029	1,007	707	707	707
5 Years	1,415	1,415	1,215	1,215	1,215
10 Years	2,495	2,488	2,488	2,611	2,611
[1]	Without contractual fee waivers, 1 year expenses would be as follows:

Class A	$697
Class B (with redemption)	$731
Class B (no redemption)	$231
Class C (with redemption)	$331
Class C (no redemption)	$231
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Investor Conservative Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Conservative Growth Fund in the “Fund Summary” section of the Select Class Share Prospectus replace the tables on pages 4 and 5 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	SELECT CLASS
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.18%
Total Annual Fund Operating Expenses	.48%
Fee Waiver and/or Expense Reimbursement[1,2]	(.23)%
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.78%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.03%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.25% of the average daily net assets of the Select Class Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expense related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 Year[1]	$105
3 Years	377
5 Years	670
10 Years	1,502
[1]	Without contractual fee waivers, 1 Year expenses would be $128.

Investor Balanced Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Balanced Fund in the “Fund Summary” section of the Select Class Share Prospectus replace the tables on pages 10 and 11 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	SELECT CLASS
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.16%
Total Annual Fund Operating Expenses	.46%
Fee Waiver and/or Expense Reimbursement[1,2]	(.21)%
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.85%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.10%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.25% of the average daily net assets of the Select Class Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expense related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 Year[1]	$112
3 Years	395
5 Years	698
10 Years	1,561
[1]	Without contractual fee waivers, 1 Year expenses would be $133.

Investor Growth & Income Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Growth & Income Fund in the “Fund Summary” section of the Select Class Share Prospectus replace the tables on pages 16 and 17 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	SELECT CLASS
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.18%
Total Annual Fund Operating Expenses	.48%
Fee Waiver and/or Expense Reimbursement[1,2]	(.23)%
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.93%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.18%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.25% of the average daily net assets of the Select Class Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expense related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 Year[1]	$120
3 Years	424
5 Years	749
10 Years	1,671
[1]	Without contractual fee waivers, 1 Year expenses would be $144.

Investor Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Growth Fund in the “Fund Summary” section of the Select Class Share Prospectus replace the tables on pages 22 and 23 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	SELECT CLASS
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.26%
Total Annual Fund Operating Expenses	.56%
Fee Waiver and/or Expense Reimbursement[1,2]	(.31)%
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.97%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.22%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.25% of the average daily net assets of the Select Class Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of March 30, 2006 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expense related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 Year[1]	$124
3 Years	453
5 Years	805
10 Years	1,797
[1]	Without contractual fee waivers, 1 Year expenses would be $156.